Financial Instruments - Summary of Carrying Amounts and Fair values of Group's Financial Instruments (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	€ 17,933	€ 34,395	€ 31,477
IFRS 7 not applicable and IFRS 16 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	42,210	42,473
Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	236,748	218,472
Short-Term Deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	367,704	207,423
Accounts receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	5,857	4,093
Other current/non-current assets [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	20,496	21,399
Other current/non-current assets [Member] | IFRS 7 not applicable and IFRS 16 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	19,252	16,847
Accounts payables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	20,693	25,206
Accounts payables [Member] | IFRS 7 not applicable and IFRS 16 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities		926
Other current liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	6,805	9,348
Other current liabilities [Member] | IFRS 7 not applicable and IFRS 16 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	6,755	9,298
Liabilities for warrants [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	1,730	18,993
Lease liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	16,203	15,402
Lease liabilities [Member] | IFRS 7 not applicable and IFRS 16 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	16,203	15,402
Financial liabilities at fair value through profit or loss, category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	1,730	18,993
Financial liabilities at fair value through profit or loss, category [Member] | Liabilities for warrants [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	1,730	18,993
Financial liabilities at amortised cost, category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	20,743	24,330
Financial liabilities at amortised cost, category [Member] | Accounts payables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	20,693	24,280
Financial liabilities at amortised cost, category [Member] | Other current liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	50	50
Financial assets at amortised cost, category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	611,553	434,540
Financial assets at amortised cost, category [Member] | Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	236,748	218,472
Financial assets at amortised cost, category [Member] | Short-Term Deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	367,704	207,423
Financial assets at amortised cost, category [Member] | Accounts receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	5,857	4,093
Financial assets at amortised cost, category [Member] | Other current/non-current assets [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	€ 1,244	€ 4,552